Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 2.5%
222,321	Berry Global, Inc. 7.316% (3-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	$223,234
250,000	Hilton Domestic Operating Co., Inc. 6.605% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	250,229
246,803	KFC Holding Co. 6.879% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	248,191
250,000	Match Group, Inc. 6.714% (3-Month Term SOFR+175 basis points), 2/16/2027[2,3,4]	249,687
244,275	Trans Union LLC 6.695% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	244,068
233,364	Vistra Operations Co. LLC 6.845% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	233,644
	Total Bank Loans
	(Cost $1,435,548)	1,449,053
	BONDS — 94.2%
	ASSET-BACKED SECURITIES — 68.9%
1,500,000	AGL CLO 22 Ltd. Series 2022-22A, Class A, 7.182% (3-Month Term SOFR+190 basis points), 10/20/2035[3,4,5]	1,502,797
1,299,026	Allegro CLO VII Ltd. Series 2018-1A, Class AR, 6.431% (3-Month Term SOFR+113 basis points), 6/13/2031[3,4,5]	1,299,850
394,359	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	395,174
330,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	327,687
516,653	AMMC CLO 15 Ltd Series 2014-15A, Class AR3, 6.683% (3-Month Term SOFR+138.16 basis points), 1/15/2032[3,4,5]	517,078
506,482	Apidos CLO XV Series 2013-15A, Class A1RR, 6.554% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,5]	507,265
	BlueMountain Fuji U.S. CLO
891,592	Series 2017-1A, Class A1R, 6.524% (3-Month Term SOFR+124.16 basis points), 7/20/2029[3,4,5]	892,707
596,129	Series 2017-2A, Class A1AR, 6.544% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,5]	596,874
150,000	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	151,461
254,833	Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	250,985

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,086,916	Carbone Clo Ltd. Series 2017-1A, Class A1, 6.684% (3-Month Term SOFR+140.16 basis points), 1/20/2031[3,4,5]	$1,087,938
1,047,306	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 6.544% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,5]	1,047,647
	CarMax Auto Owner Trust
61,077	Series 2023-1, Class A2A, 5.230%, 1/15/2026[3]	61,080
111,071	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	110,657
1,066,389	CBAM 2018-6 Ltd. Series 2018-6A, Class A1R, 6.833% (3-Month Term SOFR+153.16 basis points), 1/15/2031[3,4,5]	1,067,903
	CIFC Funding Ltd.
156,434	Series 2015-3A, Class AR, 6.411% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,5]	156,574
680,644	Series 2018-1A, Class A, 6.541% (3-Month Term SOFR+126.16 basis points), 4/18/2031[3,4,5]	681,410
351,817	Series 2013-3RA, Class A1, 6.525% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,5]	352,113
834,048	Series 2018-3A, Class A, 6.641% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,5]	835,622
559,312	Citizens Auto Receivables Trust Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,5]	560,682
81,606	CNH Equipment Trust Series 2022-C, Class A2, 5.420%, 7/15/2026[3]	81,621
913,263	Crestline Denali CLO XIV Ltd. Series 2016-1A, Class AR2, 6.685% (3-Month Term SOFR+140.16 basis points), 10/23/2031[3,4,5]	914,432
1,035,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,5]	1,041,053
171,826	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,5]	171,951
	Dryden CLO Ltd.
816,885	Series 2018-57A, Class A, 6.390% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,5]	817,655
1,000,000	Series 2020-86A, Class A1R, 6.647% (3-Month Term SOFR+136.16 basis points), 7/17/2034[3,4,5]	1,001,310
	Dryden Senior Loan Fund
257,500	Series 2017-47A, Class A1R, 6.543% (3-Month Term SOFR+124.16 basis points), 4/15/2028[3,4,5]	257,649
511,552	Series 2013-30A, Class AR, 6.200% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,5]	511,950

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2013-26A, Class BR, 7.013% (3-Month Term SOFR+171.16 basis points), 4/15/2029[3,4,5]	$1,001,224
341,254	Series 2015-41A, Class AR, 6.533% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,5]	341,953
1,145,763	Series 2015-40A, Class AR2, 6.268% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,5]	1,146,472
190,941	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	191,474
1,500,000	Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.437% (3-Month Term SOFR+134.16 basis points), 11/16/2034[3,4,5]	1,503,825
93,278	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	93,285
	Galaxy CLO Ltd.
513,129	Series 2013-15A, Class ARR, 6.533% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,5]	513,648
476,216	Series 2015-20A, Class AR, 6.544% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,5]	476,657
	GM Financial Automobile Leasing Trust
642,831	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	644,535
350,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	353,668
	GM Financial Consumer Automobile Receivables Trust
186,795	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	186,822
601,656	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	596,670
369,498	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	370,761
	Hyundai Auto Lease Securitization Trust
679,549	Series 2023-A, Class A3, 5.050%, 1/15/2026[3,5]	679,798
347,047	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,5]	348,028
295,132	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	292,432
187,083	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	187,145
	LCM LP
1,040,000	Series 18A, Class BR, 7.144% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,5]	1,040,916
259,872	Series 14A, Class AR, 6.584% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,5]	260,154
996,595	Madison Park Funding XXXV Ltd. Series 2019-35A, Class A1R, 6.534% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,5]	997,625

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
350,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	$350,542
	OCP CLO Ltd.
542,667	Series 2014-7A, Class A1RR, 6.664% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,5]	543,030
1,000,000	Series 2014-6A, Class BR2, 7.186% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,5]	1,001,824
681,729	Octagon Investment Partners 31 Ltd. Series 2017-1A, Class ARR, 6.432% (3-Month Term SOFR+115 basis points), 7/20/2030[3,4,5]	682,228
	OZLM Ltd.
1,000,000	Series 2017-17A, Class A2AR, 6.782% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,5]	1,001,128
1,000,000	Series 2014-6A, Class B1T, 7.024% (3-Month Term SOFR+173.84 basis points), 4/17/2031[3,4,5]	1,003,968
156,205	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,5]	156,282
587,344	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 6.490% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,5]	588,376
367,896	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	368,151
	Toyota Lease Owner Trust
80,594	Series 2023-A, Class A2, 5.300%, 8/20/2025[3,5]	80,605
208,183	Series 2023-B, Class A2A, 5.730%, 4/20/2026[3,5]	209,010
	Voya CLO Ltd.
235,372	Series 2017-1A, Class A1R, 6.497% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,5]	235,513
288,029	Series 2017-2A, Class A1R, 6.543% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,5]	288,212
483,228	Series 2013-2A, Class A1R, 6.516% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,5]	483,345
1,766,294	Series 2018-3A, Class A1R2, 6.501% (3-Month Term SOFR+120 basis points), 10/15/2031[3,4,5]	1,768,574
800,000	Series 2018-3A, Class CR2, 7.651% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,5]	802,570
674,770	Wind River CLO Ltd. Series 2014-1A, Class ARR, 6.591% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,5]	675,215
222,458	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	219,591

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	World Omni Select Auto Trust
24,442	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	$24,395
441,378	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	442,346
	Total Asset-Backed Securities
	(Cost $39,212,535)	39,353,122
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
747,197	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	624,267
	Total Commercial Mortgage-Backed Securities
	(Cost $757,255)	624,267
	CORPORATE — 15.1%
	BASIC MATERIALS — 0.2%
120,000	Nucor Corp. 3.950%, 5/23/2025	119,359
	COMMUNICATIONS — 1.4%
300,000	Comcast Corp. 3.150%, 3/1/2026[3]	295,965
150,000	T-Mobile USA, Inc. 2.250%, 2/15/2026[3]	145,954
	Verizon Communications, Inc.
70,000	5.679% (SOFR Index+79 basis points), 3/20/2026[4]	70,308
300,000	4.125%, 3/16/2027	299,613
		811,840
	CONSUMER, CYCLICAL — 2.9%
355,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,5]	338,925
	American Honda Finance Corp.
275,000	5.550% (SOFR Rate+71 basis points), 1/9/2026[4]	276,044
150,000	5.760% (SOFR Rate+92 basis points), 1/12/2026[4]	150,805
130,000	General Motors Financial Co., Inc. 5.460% (SOFR Rate+62 basis points), 10/15/2024[4]	130,016
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	224,256
250,000	Mercedes-Benz Finance North America LLC 5.200%, 8/3/2026[5]	254,583
	Toyota Motor Credit Corp.
200,000	4.450%, 5/18/2026	201,525

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
90,000	6.146% (SOFR Index+89 basis points), 5/18/2026[4]	$90,674
		1,666,828
	CONSUMER, NON-CYCLICAL — 5.4%
265,000	Baxter International, Inc. 5.658% (SOFR Index+44 basis points), 11/29/2024[4]	264,994
206,000	Biogen, Inc. 4.050%, 9/15/2025[3]	204,885
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	223,269
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,6]	149,724
300,000	Haleon UK Capital PLC 3.125%, 3/24/2025[6]	297,383
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	223,786
260,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	255,190
335,000	PepsiCo, Inc. 5.672% (SOFR Index+40 basis points), 11/12/2024[4]	335,116
300,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,6]	302,004
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	272,229
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	248,320
300,000	Thermo Fisher Scientific, Inc. 4.953%, 8/10/2026[3]	305,209
		3,082,109
	ENERGY — 0.7%
	TransCanada PipeLines Ltd.
165,000	4.875%, 1/15/2026[3,6]	165,759
250,000	6.683% (SOFR Index+152 basis points), 3/9/2026[3,4,6]	250,165
		415,924
	FINANCIAL — 0.2%
150,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	141,553
	INDUSTRIAL — 1.1%
	John Deere Capital Corp.
75,000	5.280% (SOFR Rate+44 basis points), 3/6/2026[4]	75,081

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
340,000	6.034% (SOFR Index+79 basis points), 6/8/2026[4]	$342,112
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	223,683
		640,876
	TECHNOLOGY — 1.4%
	International Business Machines Corp.
300,000	4.000%, 7/27/2025	298,775
250,000	3.300%, 5/15/2026	246,736
250,000	Oracle Corp. 2.650%, 7/15/2026[3]	243,093
		788,604
	UTILITIES — 1.8%
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	149,444
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	277,697
225,000	Eversource Energy 0.800%, 8/15/2025[3]	217,676
60,000	NextEra Energy Capital Holdings, Inc. 6.058% (SOFR Index+76 basis points), 1/29/2026[4]	60,217
300,000	Southern Co. 3.250%, 7/1/2026[3]	294,939
		999,973
	Total Corporate
	(Cost $8,638,015)	8,667,066
	U.S. GOVERNMENT — 9.1%
	United States Treasury Bill
500,000	4.895%, 12/12/2024	495,535
1,250,000	4.750%, 12/19/2024	1,237,656
1,250,000	4.810%, 1/7/2025	1,234,854
2,250,000	4.990%, 1/23/2025	2,218,588
	Total U.S. Government
	(Cost $5,183,816)	5,186,633
	Total Bonds
	(Cost $53,791,621)	53,831,088

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.2%
1,227,580	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.78%[7,8]	1,227,580
	Total Short-Term Investments
	(Cost $1,227,580)	1,227,580
	TOTAL INVESTMENTS — 98.9%
	(Cost $56,454,749)	56,507,721
	Other Assets in Excess of Liabilities — 1.1%	612,377
	TOTAL NET ASSETS — 100.0%	$57,120,098

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $34,870,415 which represents 61.05% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $556,649, which represents 0.97% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.